Pension benefits - Annual Pension Cost (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2
Interest cost	1
Gross pension cost for the year	3
Expected return on plan assets	(1)
Net pension cost for the year	2
Social security cost	0
Amortization of actuarial gains/losses	0
Impact of settlement/curtailment funded status	0
Total net pension cost	$ 2
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 1	$ 2	$ 7
Interest cost		0	2	3
Gross pension cost for the year		1	4	10
Expected return on plan assets		0	(1)	(4)
Net pension cost for the year		1	3	6
Social security cost		0	0	1
Amortization of actuarial gains/losses		0	0	1
Impact of settlement/curtailment funded status		0	(1)	(1)
Total net pension cost		$ 1	$ 2	$ 7